Investments	12 Months Ended
Dec. 31, 2010
Investments
Investments

3. Investments

A summary of short-term and long-term investments is as follows:

(in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2010
Debt securities—available-for-sale:
U.S. government and agency obligations	$2,214	$28	$(8)	$2,234
State and municipal obligations	6,007	183	(42)	6,148
Corporate obligations	5,111	210	(11)	5,310
U.S. agency mortgage-backed securities	1,851	58	(6)	1,903
Non-U.S. agency mortgage-backed securities	439	26	0	465

Total debt securities—available-for-sale	15,622	505	(67)	16,060

Equity securities—available-for-sale	508	22	(14)	516
Debt securities—held-to-maturity:
U.S. government and agency obligations	167	5	0	172
State and municipal obligations	15	0	0	15
Corporate obligations	21	0	0	21

Total debt securities—held-to-maturity	203	5	0	208

Total investments	$16,333	$532	$(81)	$16,784

December 31, 2009
Debt securities—available-for-sale:
U.S. government and agency obligations	$1,566	$12	$(11)	$1,567
State and municipal obligations	6,080	248	(11)	6,317
Corporate obligations	3,278	149	(6)	3,421
U.S. agency mortgage-backed securities	1,870	64	(3)	1,931
Non-U.S. agency mortgage-backed securities	535	8	(5)	538

Total debt securities—available-for-sale	13,329	481	(36)	13,774

Equity securities—available-for-sale	579	12	(14)	577
Debt securities—held-to-maturity:
U.S. government and agency obligations	158	4	0	162
State and municipal obligations	17	0	0	17
Corporate obligations	24	0	0	24

Total debt securities—held-to-maturity	199	4	0	203

Total investments	$14,107	$497	$(50)	$14,554

Included in the Company's investment portfolio were securities collateralized by sub-prime home equity lines of credit with fair values of $6 million and $9 million as of December 31, 2010 and 2009, respectively. Also included were Alt-A securities with fair values of $15 million and $19 million as of December 31, 2010 and 2009, respectively.

The fair values of the Company's mortgage-backed securities by credit rating and non-U.S. agency mortgage-backed securities by origination as of December 31, 2010 were as follows:

(in millions)	AAA	AA	A	Non-Investment Grade	Total Fair Value
2010	$8	$0	$0	$0	$8
2007	73	0	0	3	76
2006	123	0	0	14	137
2005	140	0	0	3	143
Pre-2005	98	1	1	1	101
U.S. agency mortgage-backed securities	1,903	0	0	0	1,903

Total	$2,345	$1	$1	$21	$2,368

The amortized cost and fair value of available-for-sale debt securities as of December 31, 2010, by contractual maturity, were as follows:

(in millions)	Amortized Cost	Fair Value
Due in one year or less	$2,251	$2,260
Due after one year through five years	5,195	5,401
Due after five years through ten years	3,860	3,984
Due after ten years	2,026	2,047
U.S. agency mortgage-backed securities	1,851	1,903
Non-U.S. agency mortgage-backed securities	439	465

Total debt securities—available-for-sale	$15,622	$16,060

The amortized cost and fair value of held-to-maturity debt securities as of December 31, 2010, by contractual maturity, were as follows:

(in millions)	Amortized Cost	Fair Value
Due in one year or less	$66	$66
Due after one year through five years	105	108
Due after five years through ten years	22	23
Due after ten years	10	11

Total debt securities—held-to-maturity	$203	$208

The fair value of available-for-sale investments with gross unrealized losses by investment type and length of time that individual securities have been in a continuous unrealized loss position were as follows:

	Less than 12 Months		12 months or Greater		Total
(in millions)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
December 31, 2010
Debt securities—available-for-sale:
U.S. government and agency obligations	$548	$(8)	$0	$0	$548	$(8)
State and municipal obligations	1,383	(40)	18	(2)	1,401	(42)
Corporate obligations	949	(11)	14	0	963	(11)
U.S. agency mortgage-backed securities	355	(6)	0	0	355	(6)

Total debt securities—available-for-sale	$3,235	$(65)	$32	$(2)	$3,267	$(67)

Equity securities—available-for-sale	$206	$(14)	$11	$0	$217	$(14)

December 31, 2009
Debt securities—available-for-sale:
U.S. government and agency obligations	$437	$(11)	$4	$0	$441	$(11)
State and municipal obligations	392	(6)	100	(5)	492	(11)
Corporate obligations	304	(3)	69	(3)	373	(6)
U.S. agency mortgage-backed securities	355	(3)	2	0	357	(3)
Non-U.S. agency mortgage-backed securities	134	(1)	86	(4)	220	(5)

Total debt securities—available-for-sale	$1,622	$(24)	$261	$(12)	$1,883	$(36)

Equity securities—available-for-sale	$169	$(13)	$1	$(1)	$170	$(14)

The Company's mortgage-backed securities in an unrealized loss position by credit rating distribution were as follows:

	December 31, 2010		December 31, 2009
(in millions)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
AAA	$355	$(6)	$543	$(6)
AA	0	0	31	(2)
A	0	0	0	0
BBB	0	0	1	0
Non-investment grade	0	0	2	0

Total	$355	$(6)	$577	$(8)

The unrealized losses from all securities as of December 31, 2010 were generated from approximately 2,600 positions out of a total of approximately 14,000 positions. The Company believes that it will collect the principal and interest due on its investments that have an amortized cost in excess of fair value. The unrealized losses on investments in state and municipal obligations and corporate obligations as of December 31, 2010 were primarily caused by interest rate increases and not by unfavorable changes in the credit ratings associated with these securities. The Company evaluates impairment at each reporting period for securities where the fair value of the investment is less than its amortized cost. The Company evaluated the underlying credit quality of the issuers and the credit ratings of the state and municipal obligations and the corporate obligations, noting neither a significant deterioration since purchase nor other factors leading to an other-than-temporary impairment (OTTI). The unrealized losses on mortgage-backed securities as of December 31, 2010 were primarily caused by higher interest rates in the marketplace, reflecting the higher perceived risk assigned by fixed-income investors to commercial mortgage-backed securities. These unrealized losses represented less than 1% of the total amortized cost of the Company's mortgage-backed security holdings as of December 31, 2010. The Company believes these losses to be temporary. All of the Company's mortgage-backed securities in an unrealized loss position as of December 31, 2010 were rated "AAA" with no known deterioration or other factors leading to an OTTI. As of December 31, 2010, the Company did not have the intent to sell any of the securities in an unrealized loss position.

As of December 31, 2010, the Company's holdings of non-U.S. agency mortgage-backed securities included $8 million of commercial mortgage loans in default. These investments were acquired in the first quarter of 2008 pursuant to an acquisition and were recorded at fair value. They represented less than 1% of the Company's total mortgage-backed security holdings as of December 31, 2010.

A portion of the Company's investments in equity securities and venture capital funds consists of investments held in various public and nonpublic companies concentrated in the areas of health care services and related information technologies. Market conditions that affect the value of health care and related technology stocks will likewise impact the value of the Company's equity portfolio. The equity securities and venture capital funds were evaluated for severity and duration of unrealized loss, overall market volatility and other market factors.

Net realized gains (losses), before taxes, were from the following sources:

	Year Ended December 31,
(in millions)	2010	2009	2008
Total OTTI	$(23)	$(64)	$(121)
Portion of loss recognized in other comprehensive income	0	0	n/a

Net OTTI recognized in earnings	(23)	(64)	(121)
Gross realized losses from sales	(6)	(41)	(50)
Gross realized gains from sales	100	116	165

Net realized gains (losses)	$71	$11	$(6)

For the years ended December 31, 2010 and 2009, all of the recorded OTTI charges resulted from the Company's intent to sell certain impaired securities.